UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Annual Report

November 30, 2010

Investment Adviser

Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York  10038

Phone: 800-473-1155
www.gersteinfisher.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	16
STATEMENT OF OPERATIONS	17
STATEMENT OF CHANGES IN NET ASSETS	18
FINANCIAL HIGHLIGHTS	19
NOTES TO FINANCIAL STATEMENTS	20
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	26
ADDITIONAL INFORMATION	27

Dear Fellow Shareholders,

Despite several months of significant equity market retreat, particularly in May and June, 2010 turned out to be a positive year for both large and small capitalization US stocks, extending the market recovery from the lows of the post-Lehman crash of late 2008/early 2009.  With the Federal Reserve maintaining near-zero percent interest rates, and with a majority of companies and global economies projecting growth for the near-term, it remains to be seen if concerns over tax rates, sovereign debt levels, and persistent unemployment will dampen an overall robust bull market and the prospect of economic recovery.

Given the volatility of the general equity markets, it is important to remember the role that we view the Gerstein Fisher Multi-Factor Growth Fund (the “Fund”) fulfilling within an investor’s broader portfolio.  The Fund is designed to be an all-cap US growth index portfolio with additional exposures to targeted, systematic risk factors (value, small cap and momentum), while seeking to avoid non-systemic risks such as industry or company over-exposures.  It is our goal to be able to capture a larger share of the equity market’s upside, but it always needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

Our underlying discipline in maintaining a consistent exposure to these risk factors is key to understanding the returns of the Fund.  The Fund remains as fully invested in domestic US equities as possible, and our exposures to these holdings means that the Fund should ultimately behave largely in line with the overall US equity market, as measured by a broad index such as the S&P 500 Index or the Russell 3000 Growth Index.

As previously mentioned, a result of taking on the specific risk factor exposures present in the Fund is both increased downside risk and upside return potential, and we saw this expected phenomenon play out in 2010 as well.  In comparing our performance to the Russell 3000 Growth Index, in the first “bull” market period of the year (from February 8th to April 23rd), the fund returned 17.40%, outperforming the Russell 3000 Growth Index by approximately 240 basis points. During the middle of the year, from April 23rd to July 2nd, when the equity market experienced a significant contraction due to concerns over the European debt markets, the Fund returned -18.12%, underperforming the same index by roughly 280 basis points.  And in the sustained equity rally that occurred from July 6th through the end of the year, the Fund returned 29.10%, outperforming the Russell 3000 Growth Index, which was up 27.42% in that same period.

Each of the Fund’s targeted risk factors contributed to performance, in various directions and in various amounts, at different points throughout the past year.  Momentum, for example, performed extremely well in the third quarter, and our exposure to this factor was a key contributor to the fund’s outperformance of its benchmark, the Russell 3000 Growth Index, by over 50 basis points over that period.  For the entire calendar year of 2010, momentum returned 16.81%, versus 15.08% for the S&P 500 Index.

In its first year of operations, we have been pleased to see that the fund has tracked our overall expectations for returns in both up and down markets. Because its management is based on a scientifically grounded approach, we believe that the Fund should be well positioned to provide solid long-term performance in the US domestic growth equity space, as well as exposure to often-overlooked factors within the growth universe.

We will continue to keep you informed of the Fund’s results for 2011 and beyond, and we thank you for your trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
President and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Securities with “momentum” have recently had above-average returns and may be more volatile than a broad cross-section of securities.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe. An investment cannot be made directly in an index.

A basis point equals 0.01%.

Must be preceded or accompanied by a prospectus.

The Gerstein Fisher Multi-Factor Growth Equity Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/10–11/30/10.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee of 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Multi-Factor Growth Equity Fund
Expense Example (Continued)
(Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2010 -
	June 1, 2010	November 30, 2010	November 30, 2010*
Actual	$1,000.00	$1,127.10	$6.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may also sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings
% of Investments

Total Returns as of November 30, 2010

	Gerstein Fisher	Russell 3000
	Multi-Factor	Growth
	Growth Equity	Index
Since Inception (12/31/09)	9.00%	11.32%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling

Continued

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

800-473-1155 or by visiting our web site at www.gersteinfisher.com. The Fund imposes a 1.00% redemption fee on shares held less than 60 days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments

November 30, 2010

	Shares	Value
COMMON STOCKS – 97.38%
Air Transportation – 1.06%
Pinnacle Airlines Corp. (a)	21,290	$173,088
Southwest Airlines Co.	31,239	416,103
United Continental Holdings, Inc. (a)	3,743	103,606
		692,797
Ambulatory Health Care Services – 0.25%
Laboratory Corp. of America Holdings (a)	1,965	161,189

Beverage and Tobacco Product Manufacturing – 3.13%
PepsiCo, Inc.	16,589	1,072,147
Philip Morris International, Inc.	17,084	971,909
		2,044,056
Broadcasting (except Internet) – 1.24%
DIRECTTV (a)	14,720	611,321
Discovery Communications, Inc. (a)	4,920	200,638
		811,959
Building Material and Garden Equipment and Supplies Dealers – 2.42%
Home Depot, Inc.	32,250	974,273
Lowe’s Cos, Inc.	26,740	606,998
		1,581,271
Chemical Manufacturing – 5.97%
Abbott Laboratories	23,160	1,077,172
CF Industries Holdings, Inc.	1,269	153,257
Colgate-Palmolive Co.	6,731	515,258
Eastman Chemical Co.	4,056	315,597
Green Plains Renewable Energy, Inc. (a)	11,324	124,338
Johnson & Johnson, Inc.	11,414	702,532
Lubrizol Corp.	3,886	406,320
Praxair, Inc.	4,761	438,250
Viropharma, Inc. (a)	10,330	159,598
		3,892,322
Clothing and Clothing Accessories Stores – 1.02%
Delta Apparel, Inc. (a)	7,930	98,729
Ross Stores, Inc.	6,138	398,233
Saks, Inc. (a)	15,250	169,885
		666,847
Computer and Electronic Product Manufacturing – 16.22%
Apple, Inc. (a)	8,772	2,729,408
Broadcom Corp.	12,050	536,104
EMC Corp. (a)	40,020	860,030
Harris Corp.	11,499	508,716
Hewlett Packard Co.	19,854	832,478

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Computer and Electronic Product Manufacturing – 16.22% (Continued)
Illumina, Inc. (a)	2,190	$131,663
InterDigital, Inc. (a)	3,538	117,002
International Business Machines Corp.	13,027	1,842,799
Mettler Toledo International, Inc. (a)	5,410	785,424
NetApp, Inc. (a)	9,855	501,915
NVIDIA Corp. (a)	16,450	223,720
QUALCOMM, Inc.	18,058	844,031
SanDisk Corp. (a)	3,730	166,358
Spansion, Inc. (a)	16,424	324,702
Western Digital Corp. (a)	5,210	174,535
		10,578,885
Couriers and Messengers – 0.54%
United Parcel Service, Inc.	4,986	349,668

Credit Intermediation and Related Activities – 3.26%
1st United Bancorp, Inc. (a)	15,730	91,548
American Express Co.	9,620	415,776
Center Financial Corp. (a)	22,480	140,725
Columbia Banking System, Inc.	6,338	110,535
Credit Acceptance Corp. (a)	3,317	205,886
Nara Bancorp, Inc. (a)	13,742	112,135
NewStar Financial, Inc. (a)	18,216	153,743
Susquehanna Bancshares, Inc.	13,900	111,895
Virginia Commerce Bancorp, Inc. (a)	18,530	105,065
Visa, Inc.	6,031	445,389
Wintrust Financial Corp.	3,469	99,387
World Acceptance Corp. (a)	3,094	136,322
		2,128,406
Data Processing, Hosting and Related Services – 3.25%
Akamai Technologies, Inc. (a)	3,590	187,362
Automatic Data Processing, Inc.	25,470	1,135,198
DST Systems, Inc.	6,060	259,732
Juniper Networks, Inc. (a)	8,718	296,586
Red Hat, Inc. (a)	5,570	242,295
		2,121,173
Educational Services – 0.31%
ITT Educational Services, Inc. (a)	3,474	203,194

Electrical Equipment, Appliance, and Component Manufacturing – 1.56%
Emerson Electric Co.	13,852	762,830
National Presto Industries, Inc.	2,186	253,794
		1,016,624

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Fabricated Metal Product Manufacturing – 1.55%
Alliant Techsystems, Inc. (a)	5,391	$398,449
Timken Co.	14,120	615,067
		1,013,516
Food and Beverage Stores – 0.53%
Casey’s General Stores, Inc.	8,676	344,828

Food Manufacturing – 0.58%
Compass Minerals International, Inc.	2,514	207,657
John B. Sanfilippo & Son, Inc. (a)	14,307	170,396
		378,053
Food Services and Drinking Places – 3.35%
Chipotle Mexican Grill, Inc. (a)	1,542	398,592
McDonald’s Corp.	14,626	1,145,216
Yum! Brands, Inc.	12,780	640,022
		2,183,830
Furniture and Related Product Manufacturing – 0.33%
Furniture Brands International, Inc. (a)	22,192	97,867
La-Z-Boy, Inc. (a)	15,580	117,317
		215,184
General Merchandise Stores – 3.30%
Macy’s, Inc.	9,290	238,567
Target Corp.	11,880	676,447
Wal-Mart Stores, Inc.	22,899	1,238,607
		2,153,621
Health and Personal Care Stores – 1.42%
Express Scripts, Inc. (a)	7,916	412,344
Medco Health Solutions, Inc. (a)	8,336	511,164
		923,508
Insurance Carriers and Related Activities – 1.33%
CNO Financial Group, Inc. (a)	23,395	136,861
FBL Financial Group, Inc.	5,519	147,468
Genworth Financial, Inc. (a)	7,696	89,735
Validus Holdings Ltd. (b)	16,920	494,233
		868,297
Leather and Allied Product Manufacturing – 1.20%
Deckers Outdoor Corp. (a)	4,073	313,214
NIKE, Inc.	5,418	466,652
		779,866
Machinery Manufacturing – 4.78%
Alamo Group, Inc.	13,210	338,308
Applied Materials, Inc.	64,440	800,989

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Machinery Manufacturing – 4.78% (Continued)
Cummins, Inc.	2,473	$240,178
Esterline Technologies Corp. (a)	4,092	240,937
Flowserve Corp.	4,266	449,892
Lam Research Corp. (a)	10,861	492,329
Lydall, Inc. (a)	15,150	109,535
Oil States International, Inc. (a)	4,830	286,564
Thermadyne Holdings Corp. (a)	10,710	160,222
		3,118,954
Management of Companies and Enterprises – 0.19%
American Equity Investment Life Holding Co.	11,220	123,196

Merchant Wholesalers, Durable Goods – 2.30%
Covidien PLC (b)	19,385	815,527
WW Grainger, Inc.	5,500	687,115
		1,502,642
Mining (except Oil and Gas) – 0.93%
Cliffs Natural Resources, Inc.	3,532	241,377
Newmont Mining Corp.	4,126	242,732
US Energy Corp. Wyoming (a)	24,380	119,950
		604,059
Miscellaneous Manufacturing – 5.16%
3M Co.	12,007	1,008,348
Becton Dickinson & Co.	5,279	411,392
Cooper Companies, Inc.	5,060	270,710
CR Bard, Inc.	7,799	661,745
Kinetic Concepts, Inc. (a)	9,690	384,790
NewMarket Corp.	4,985	627,113
		3,364,098
Miscellaneous Store Retailers – 0.40%
Ashland, Inc.	5,145	261,778

Motion Picture and Sound Recording Industries – 0.37%
NetFlix, Inc. (a)	1,184	243,786

Motor Vehicle and Parts Dealers – 1.36%
Advance Auto Parts, Inc.	2,807	185,234
AutoZone, Inc. (a)	2,694	698,850
		884,084
Nonstore Retailers – 0.99%
Amazon.com, Inc. (a)	3,693	647,752

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Oil and Gas Extraction – 2.19%
Harvest Natural Resources, Inc. (a)	15,710	$201,245
Miller Petroleum, Inc. (a)	20,100	104,520
Occidental Petroleum Corp.	5,060	446,140
Walter Energy, Inc.	1,506	154,576
Whiting Petroleum Corp. (a)	4,763	524,168
		1,430,649
Other Information Services – 2.14%
Google, Inc. (a)	2,509	1,394,276

Paper Manufacturing – 1.38%
Boise, Inc. (a)	21,088	154,997
Buckeye Technologies, Inc.	11,638	231,829
Clearwater Paper Corp. (a)	6,341	510,450
		897,276
Petroleum and Coal Products Manufacturing – 5.15%
Chevron Corp.	3,008	243,558
ConocoPhillips	17,240	1,037,331
Exxon Mobil Corp.	28,317	1,969,730
Owens Corning (a)	4,160	109,450
		3,360,069
Plastics and Rubber Products Manufacturing – 0.41%
Armstrong World Industries, Inc. (a)	5,472	265,228

Professional, Scientific, and Technical Services – 3.62%
Accenture PLC (b)	17,554	760,439
Celgene Corp. (a)	4,345	258,006
Cognizant Technology Solutions Corp. (a)	6,144	399,237
Gerber Scientific, Inc. (a)	21,640	156,674
Mastercard, Inc.	1,215	287,992
Pre-Paid Legal Services, Inc. (a)	1,805	116,747
priceline.com, Inc. (a)	974	383,805
		2,362,900
Publishing Industries (except Internet) – 3.72%
Adobe Systems, Inc. (a)	16,860	467,528
EW Scripps Co. (a)	15,583	140,714
Oracle Corp.	67,239	1,818,143
		2,426,385
Rail Transportation – 0.28%
Kansas City Southern (a)	3,866	183,016

Rental and Leasing Services – 0.16%
Marlin Business Services Corp. (a)	9,570	101,442

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 0.26%
American Capital Ltd. (a)	24,035	$172,812

Support Activities for Mining – 1.64%
Halliburton Co.	20,320	768,909
Schlumberger Ltd. (b)	3,888	300,698
		1,069,607
Telecommunications – 0.93%
AboveNet, Inc. (a)	7,830	459,621
American Tower Corp. (a)	2,947	149,030
		608,651
Transportation Equipment Manufacturing – 4.94%
Autoliv, Inc.	6,140	450,799
Eaton Corp.	5,067	488,459
Ford Motor Co. (a)	29,050	463,057
Honeywell International, Inc.	24,800	1,232,808
Lockheed Martin Corp.	3,124	212,557
Modine Manufacturing Co. (a)	15,080	209,009
TRW Automotive Holdings Corp. (a)	3,426	162,700
		3,219,389
Water Transportation – 0.26%
Royal Caribbean Cruises Ltd. (a)(b)	4,229	170,217
Total Common Stocks (Cost $56,172,159)		63,521,360

REAL ESTATE INVESTMENT TRUSTS – 1.07%
Ashford Hospitality Trust, Inc. (a)	15,810	148,614
CapLease, Inc.	25,126	153,268
iStar Financial, Inc. (a)	25,969	141,271
One Liberty Properties, Inc.	7,760	118,806
Resource Capital Corp.	20,386	135,975
Total Real Estate Investment Trusts (Cost $546,910)		697,934

INVESTMENT COMPANIES – 0.67%
MCG Capital Corp.	23,988	167,676
TICC Capital Corp.	25,320	266,873
Total Investment Companies (Cost $320,450)		434,549

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

November 30, 2010

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.94%
Money Market Funds – 0.94%
Wells Fargo Advantage Government Money Market Fund	$610,084	$610,084
Total Short-Term Investments (Cost $610,084)		610,084
Total Investments (Cost $57,649,603) – 100.06%		65,263,927
Liabilities in Excess of Other Assets – (0.06)%		(35,995)
TOTAL NET ASSETS – 100.00%		$65,227,932

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Assets and Liabilities

November 30, 2010

Assets
Investments, at value (cost $57,649,603)	$65,263,927
Cash	4,529
Dividends and interest receivable	111,659
Other assets	16,872
Total Assets	65,396,987

Liabilities
Payable from Fund shares redeemed	58,921
Payable to the Adviser	44,075
Payable to affiliates	27,382
Accrued expenses and other liabilities	38,677
Total Liabilities	169,055
Net Assets	$65,227,932

Net Assets Consist Of:
Paid-in capital	$60,202,783
Accumulated net investment income	150,969
Accumulated net realized loss	(2,740,144)
Net unrealized appreciation on investments	7,614,324
Net Assets	$65,227,932

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,982,156

Net asset value, redemption price and offering price per share(1)	$10.90

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Operations

For the Period Ended November 30, 2010(1)

Investment Income
Dividend income(2)	$755,591
Interest income	716
Total Investment Income	756,307

Expenses
Advisory fees	408,539
Administration fees	57,783
Fund accounting fees	28,481
Federal and state registration fees	27,985
Audit and tax fees	27,257
Transfer agent fees and expenses	23,161
Custody fees	18,157
Chief Compliance Officer fees and expenses	11,453
Legal fees	8,478
Reports to shareholders	5,652
Trustees’ fees and related expenses	2,211
Interest expense	216
Other expenses	3,009
Total expense before waivers	622,382
Less waivers and reimbursements by Adviser (Note 4)	(21,573)
Net expenses	600,809

Net Investment Income	155,498

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investments	(2,744,673)
Change in net unrealized appreciation (depreciation) on investments:	7,614,324
Net Realized and Unrealized Gain on Investments	4,869,651
Net Increase in Net Assets from Operations	$5,025,149

(1)	The Fund commenced operations on December 31, 2009.
(2)	Net of foreign taxes withheld of $35.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Statement of Changes in Net Assets

Period Ended
November 30,
2010(1)
From Operations
Net investment income	$155,498
Net realized loss from investments	(2,744,673)
Net change in unrealized appreciation (depreciation) on investments	7,614,324
Net increase in net assets from operations	5,025,149

From Capital Share Transactions
Proceeds from shares sold	72,442,921
Costs for shares redeemed*	(12,240,138)
Net increase in net assets from capital share transactions	60,202,783

Total Increase in Net Assets	65,227,932

Net Assets
Beginning of period	—
End of period	$65,227,932

Accumulated Net Investment Income	$150,969

*Net of Redemption fees of	$657

(1)	The Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30,
2010(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.87
Total from investment operations	0.90
Paid-in capital from redemption fees(3) (Note 2)	—
Net Asset Value, End of Period	$10.90

Total Return(4)	9.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$65,228
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.29%
After waiver and expense reimbursement(5)	1.25%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	0.28%
After waiver and expense reimbursement(5)	0.32%
Portfolio turnover rate(4)	141.07%

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements
November 30, 2010

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund commenced operations on December 31, 2009.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
November 30, 2010

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level	1—	Quoted prices in active markets for identical securities.
Level	2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level	3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$63,521,360	$—	$—	$63,521,360
Investment Companies	434,549	—	—	434,549
Real Estate Investment Trusts	697,934	—	—	697,934
Total Equity	64,653,843	—	—	64,653,843
Short-Term Investments	610,084	—	—	610,084
Total Investments in Securities	$65,263,927	$—	$—	$65,263,927

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
November 30, 2010

(b)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)Distributions to Shareholders

The Fund will distribute net investment income and net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $657 during the period.

(f)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
November 30, 2010

(g)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended November 30, 2010.

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$57,701,361
Gross tax unrealized appreciation	8,139,839
Gross tax unrealized depreciation	(577,273)
Net tax unrealized appreciation	7,562,566
Undistributed ordinary income	150,969
Undistributed long-term capital gain	—
Total distributable earnings	150,969
Other accumulated losses	(2,688,386)
Total accumulated gains	$5,025,149

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

At November 30, 2010, the Fund had accumulated net realized capital loss carryovers of $2,688,386 which will expire on November 30, 2018. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$(4,529)
Accumulated Net Realized Gain/(Loss)	$4,529

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At November 30, 2010, the fiscal tax year 2010 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, which became effective on December 31, 2009, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
November 30, 2010

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through December 31, 2012 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  During the period ended November 30, 2010, expenses of $21,573 incurred by the Fund were waived by the Adviser.  This amount is subject to potential recovery expiring November 30, 2013.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2010(1)
Shares sold	7,214,153
Shares redeemed	(1,231,997)
Net increase	5,982,156

(1) The Fund commenced operations on December 31, 2009.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Fund for the year ended November 30, 2010, are listed below. The Fund did not have any purchases or sales of long-term U.S. Government securities.

Purchases	$129,893,223
Sales	$69,990,706

(8)	Line of Credit

The Fund had a line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the period ended November 30, 2010, the Fund borrowed on the line of credit on ten days, with an average borrowing on those days of $232,910.

Gerstein Fisher Multi-Factor Growth Equity Fund
Notes to Financial Statements (Continued)
November 30, 2010

(9)	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06,Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

Gerstein Fisher Multi-Factor Growth Equity Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders of Gerstein Fisher Multi-Factor Growth Equity Fund and,
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, as of November 30, 2010, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 31, 2009 (commencement of operations) to November 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2010, and the results of its operations, changes in its net assets and financial highlights for the period from December 31, 2009 (commencement of operations) to November 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
January 28, 2011

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee,
			President, Secretary,		Gottex Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			1997–2007); President,		companies).
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Gerstein Fisher Multi-Factor Growth Equity Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present);
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 31		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-473-1155. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

GERSTEIN FISHER MULTI-FACTOR GROWTH EQUITY FUND

Investment Adviser	Gerstein, Fisher & Associates, Inc.
100 William Street, Suite 1825
New York, New York 10038

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph. D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal period.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2010
Audit Fees	$22,500
Audit-Related Fees	0
Tax Fees	$4,750
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2010
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) during the last fiscal period.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2010
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date    February 4, 2011